Parent Company Information (Tables)	12 Months Ended
Jun. 30, 2025
Parent Company Information [Abstract]
Schedule of Parent Company Balance Sheets

As of June 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

	As of June 30,
	2025	2024
ASSETS
Current assets:
Cash	$595	$-
Loans receivable	1,000,000	-
Prepaid expenses and other current assets	150,503	1
Total current assets	1,151,098	1
Non-current assets:
Non-current loans receivable	3,515,050	-
Deferred offering costs	-	80,000
Investment in subsidiaries	3,716,927	4,709,197
Total non-current assets	7,231,977	4,789,197

Total assets	$8,383,075	$4,789,198

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$505,100	$472,350
Total current liabilities	505,100	472,350

Total liabilities	505,100	472,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,831,401	2,236,677
Statutory reserves	800,096	755,100
Retained earnings	525,406	1,583,977
Accumulated other comprehensive loss	(279,104)	(258,907)
Total equity	7,877,975	4,316,848

Total liabilities and equity	$8,383,075	$4,789,198

Schedule of Parent Company Statements of (Loss) Income and Comprehensive (Loss) Income
	For the Years Ended June 30,
	2025	2024	2023
Equity in (loss) income of subsidiaries	$(568,398)	$(1,251,141)	$832,918

Operating expenses:
General and administrative	(594,929)	(120,000)	(216,100)
Total operating expenses	(594,929)	(120,000)	(216,100)

Other income, net	149,752	-	-
Total other income, net	149,752	-	-

Net (loss) income	(1,013,575)	(1,371,141)	616,818
Foreign currency translation adjustment	(20,197)	80,656	(422,092)
Comprehensive (loss) income	$(1,033,772)	$(1,290,485)	$194,726

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended June 30,
	2025	2024	2023
Cash flows from operating activities:
Net (loss) income	$(1,013,575)	$(1,371,141)	$616,818
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	568,398	1,251,141	(832,918)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(150,502)	-	-
Other payables and other current liabilities	32,750	120,000	216,000
Net cash used in operating activities	(562,929)	-	(100)

Cash flows from investing activities:
Loans to third parties	(4,515,050)	-	-
Investment in subsidiaries	(202,000)	-	-
Net cash used in investing activities	(4,717,050)	-	-

Cash flows from financing activities:
Payment of offering costs	(88,199)	-	-
Net proceeds from initial public offering	5,368,773	-	-
Net cash provided by financing activities	5,280,574	-	-

Net increase (decrease) in cash	595	-	(100)
Cash at the beginning of the year	-	-	100
Cash at the end of the year	$595	$-	$-

Non-cash transactions:
Reclassification of deferred offering cost	$80,000	$-	$-